Cryptocurrencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cryptocurrencies
5. Cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Three months ended March 31, 2024	Year-ended December 31, 2023
Beginning balance	$142	$51
Cumulative effect of change in accounting principle	$3	$—
Cryptocurrencies received from mining	3,220	9,137
Mining services revenue	255	844
Mining pool operating fees	(7)	(13)
Proceeds from sale of cryptocurrencies	(3,009)	(9,943)
Unrealized gain on fair value of cryptocurrency, net	62	—
Realized gain on sale of cryptocurrencies and consideration paid	109	351
Impairment of cryptocurrencies	—	(285)

Ending balance	$775	$142

Number of bitcoin held	$11.13	$3.44
Average cost basis—per bitcoin	$67,759	$41,537
Fair value—per bitcoin	69,689	42,288
Cost basis of bitcoin (in ‘000s)	754	142
Fair value of bitcoin (in ‘000s)	$775	$145
The cost basis represents the valuation of bitcoin at the time the Company earns the bitcoin through mining activities. The cost basis for 3 bitcoin held as of the adoption of ASC
350-60
was determined on the “cost less impairment “ basis.

The following table presents information based on the activity of bitcoin for the three months ended March 31, 2024:

Balance as of December 31, 2023	$142
Cumulative effect of the adoption of ASC 350-60	3

Adjusted beginning balance, at fair value	145
Addition of bitcoin from mining activities	3,468
Bitcoin sold and issued for operations	(2,947)
Unrealized gains from fair value adjustments	109

Balance as of March 31, 2024	$775

The Company’s bitcoin holdings are not subject to rehypothecation and do not serve as collateral for any existing loans or agreements. As of March 31, 2024, the Company held no other crypto currency. The cumulative realized gains from dispositions of bitcoin during the three months ended March 31, 2024 was $62.

5. Cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$51	$15,050
Cryptocurrencies received from mining	9,137	13,496
Mining services revenue	844	884
Mining pool operating fees	(13)	(19)
Consideration paid related to operation agreement	—	(461)
Proceeds from sale of cryptocurrencies	(9,943)	(26,871)
Realized gain on sale of cryptocurrencies and consideration paid	351	3,998
Impairment of cryptocurrencies	(285)	(6,026)

Ending balance	$142	$51